SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use assets	$ 556,104	$ 873,878
Impairment of right-of-use assets
Right-of-use assets, net	556,104	873,878
Operating lease liabilities - current	352,178	269,675
Operating lease liabilities – non-current	282,279	634,457
Total operating lease liabilities	$ 634,457	$ 904,132